Annual Report

Summit
Municipal
Funds

October 31, 1998

T. Rowe Price

Report Highlights

Summit Municipal Funds

o Declining interest rates pushed municipal bond prices higher over the past year. Money market yields also moved lower.

o All three funds posted solid returns that once again exceeded the performance of their Lipper peer group averages for the past 6- and 12-month periods.

o Each fund benefited from longer-than-average duration and the above-average yield derived from our low expense structure.

o The municipal bond market remains attractive, with yields on long-term bonds nearly as high as long-term Treasury yields, which are fully taxable.

o We expect slower economic growth and low inflation, a favorable environment for fixed income investors.

Fellow Shareholders

Municipal bonds provided solid absolute returns over the past 12 months. Prices rose and yields declined, with the most significant rate movements occurring since April in short and intermediate securities, particularly money market instruments. But the respectable gains in the strictly domestic market for tax-exempt bonds paled in comparison to the dramatic rise of U.S. Treasury prices and the corresponding plunge in their yields as investors around the world sought safety from global crises.

MARKET ENVIRONMENT

Municipal Bond and Note Yields

           30-Yr AAA          5-Yr AAA       1-Yr Moody's

10/97           5.23              4.15              3.80
                5.18              4.20              3.85
                5.03              4.10              3.85
1/98            5.00              4.00              3.65
                5.08              4.05              3.60
                5.13              4.10              3.65
4/98            5.20              4.30              3.85
                5.05              4.10              3.75
                5.05              4.10              3.60
7/98            5.10              4.10              3.70
                4.93              3.85              3.50
                4.82              3.70              3.30
10/98           4.92              3.70              2.95

In early October, yields on long-term Treasuries fell nearly to the same level as long-term municipal yields-a highly unusual circumstance since municipal bond income is tax-exempt. Despite the relative attractiveness of the municipal market, demand did not keep pace with the supply of new longer-term issues, which is 32% ahead of last year. In general, municipal bonds have been less volatile than taxable bonds, both on the upside and the downside, throughout the year. Over much of the past year, global economic and financial market developments have overshadowed domestic economic concerns in the eyes of U.S. investors and Federal Reserve policymakers. The worsening global picture affected our markets in two primary ways. The first was that investors, with encouragement from Fed Chairman Alan Greenspan, paid more attention to a possible slowdown caused by global weakness than to the still-evident strength of the domestic economy. The Federal Reserve reinforced this view with two quarter-point interest rate cuts in September and October. (After the close of the period, the Fed cut rates a third time.) Overall rates were thus able to move lower on the likelihood of slower growth and further Fed easing.

Preparing For The Year 2000
--------------------------------------------------------------------------------

The Year 2000 draws closer every day, and it holds special meaning beyond the arrival of a new millennium. The issue for investors is that many computer programs throughout the world use two digits instead of four to identify the year and may assume the next century starts with 1900. If these programs are not modified, they will not be able to correctly handle the century change when the year changes from "99" to "00" on January 1, 2000, and they will no longer be able to perform necessary functions. The Year 2000 issue affects all companies and organizations. T. Rowe Price has been taking steps to assure that its computer systems and processes are capable of functioning in the Year 2000. Detailed plans for remediation efforts have been developed and are currently being executed.

OUR PLAN OF ACTION

We began to address these issues several years ago by requiring that all new systems process and store four-digit years. We plan to complete all reprogramming efforts for the major application systems, including business applications required to service our customers and processing infrastructure necessary to ensure the integrity of customer data and investments, by December 31, 1998, leaving a full 12 months for system testing. Because we exchange data electronically with customers and vendors, we are working with them to assess the adequacy of their own compliance efforts. Our goal is to ensure the continuation of the same level of service to all our mutual fund shareholders and clients after December 31, 1999.

We are asking all vendors and companies we do business with for a Year 2000 compliance status, with the expectation that some organizations will not be able to modify their interface files prior to December 31, 1999. Our goal is to identify any noncompliant files so that we can implement alternative solutions. In addition, we are scheduling tests for critical vendors and companies that claim Year 2000 compliance to ensure that time-related data and calculations function properly as we move into the next century.

SMOOTH TRANSITION PLANNED

We believe our programs and initiatives will provide a smooth transition into the next millennium. We are assessing all systems providing products or services to our retail mutual fund shareholders, retirement plan sponsors, and participants, and we are taking steps to modify them where necessary for the Year 2000. Our plan provides time to develop solutions for all noncompliant systems and data files from customers or vendors.

The Securities Industry Association (SIA) is coordinating Year 2000 testing to assure that securities markets, clearing corporations, depositories, and third party service providers can send, receive, and process files and transactions accurately. In late July 1998, the SIA completed a beta test of Year 2000 readiness. The test was considered successful in terms of transactions completed and will serve as the basis for the SIA's industry-wide approach. During October 1998, T. Rowe Price completed its beta test of Year 2000 readiness with the SIA and is ready for the industry-wide test that is scheduled for March and April 1999.

For a more detailed discussion of our Year 2000 effort, as well as continuing updates on our progress, please check our Web site (www.troweprice.com).

The second effect was that the bond market became more focused on credit risk than interest rate risk. Russia's government bond default in August caused a widespread flight from riskier assets, pressuring everything from emerging market debt and global equity markets to a wide swath of corporate debt. A massive flight-to-quality pushed long-term Treasury yields to levels not seen in 30 years. Lower-quality municipal bonds suffered from investor risk aversion, as credit spreads widened. Near the end of the period, improved perceptions of the global situation undid some of the Treasury market's year-to-date gains. Treasury rates rose sharply from their early October lows, while municipal yields rose to a lesser degree.

SUMMIT MUNICIPAL MONEY MARKET FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/98                  6 Months            12 Months
--------------------------------------------------------------------------------

Municipal Money Market Fund                1.62%                3.27%

Lipper Tax-Exempt Money

Market Funds Average                       1.48                 3.00

Your fund continued to outperform its peers, returning 1.62% and 3.27% for the past 6- and 12-month periods, respectively. These results are mainly due to the continued success of our longer-than-average maturity strategy and our below-average expenses. The fund ranked ninth of 132 tax-exempt money market funds for the year ended October 31, according to Lipper Analytical Services.*

Over the past six months, short-term tax-exempt yields moved dramatically lower after being virtually unchanged during the first half of the fiscal year. Most of the move came at the end of the period in anticipation of, and in response to, the Fed's rate cuts. As a result, six-month and one-year municipal note yields ended the fiscal year at 2.85% and 2.95%, respectively-a decline of almost one percentage point from six months ago. These are the lowest levels in almost five years. Despite the drop in short-term rates, as shown by the decline of the fund's seven-day compound yield, the fund's actual cash payout over the past six months remained unchanged from the previous six months. The current seven-day compound yield of 2.93% is equivalent to a taxable yield of 4.85% for investors in the top 39.6% income tax bracket.

* For the five-year period ended October 31, the fund ranked 11th out of 104 tax-exempt money market funds, according to Lipper.

Reduced supply and increased demand also drove rates lower. Short-term issuance over the past 12 months was off 31%, or $13 billion. The improved financial health of municipalities coupled with the low cost of long-term financing has dampened short-term borrowing needs. On the demand side, money funds have benefited from investors' flight to quality. Uncertainty in the financial markets pushed total money fund assets (taxable and tax-exempt) up 27% over the past 12 months, to $1.3 trillion.

The fund maintained a relatively long weighted average maturity over the past six months. Initially, our expectation was for a steady rate environment, and we maintained the long position to take advantage of moderately higher yields. As the period progressed, our aggressive posture proved even more beneficial when interest rates declined. However, the short-term yield curve is currently flat, meaning that one-year investments do not provide any additional yield over one-week investments. Nevertheless, we are comfortable with our long-maturity strategy because we believe rates will trend still lower, and our longer holdings will enable us to lock in the current rates for a longer period of time. At the end of the fiscal year, our weighted average maturity was 65 days, compared with the peer group average of 44 days.

SUMMIT MUNICIPAL INTERMEDIATE FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/98                       6 Months         12 Months
--------------------------------------------------------------------------------

Municipal Intermediate Fund                     4.73%             6.89%

Lipper Intermediate Municipal
Debt Funds Average                              4.45              6.53

The fund again outperformed its Lipper peer group average, returning 4.73% and 6.89% over the past six and 12 months, respectively. The first half of the fiscal year was characterized by fluctuating rates with no clear trend. As a result, our strong relative performance came from our income advantage over competitor funds. In the second half, our slightly longer duration strategy boosted performance, as our portfolio rose in response to a 40 basis point decline in intermediate rates. (Duration measures a bond fund's sensitivity to interest rates. For example, a fund with a duration of five years will rise about 5% in price in response to a one-percentage-point decline in rates and will fall 5% in response to a one-percentage-point increase in rates.)

While credit spreads (the difference in yield between higher- and lower-quality bonds) narrowed in the first half of the year, the reverse took place in the latter part. As lower-quality securities underperformed higher-quality bonds, some of the fund's earlier gains were eroded. However, we were able to capitalize on the wider spreads (and cheaper prices) by purchasing bonds in sectors that we consider stable in terms of credit quality. For example, while the price of airport bonds fell in the last few months, we still believed the sector was stable and increased our exposure to various insured airport issues. In like manner, we added selectively to our holdings of industrial revenue and pollution control revenue bonds as spreads for these sectors widened. Steps like these enabled us to maintain the fund's yield advantage.

Assets increased from $65 million to $76 million over the past six months, allowing us to make some changes in the fund's diversification. With a slowdown in the economy on the horizon, we reallocated assets toward sectors we believe to be more resilient and away from those that might come under pressure in the months ahead. For example, we added to state general obligation debt while decreasing exposure to hospitals. We also concentrated on states for which we have a favorable outlook, such as California, where we added considerably to our positions. While new California bonds have been issued at a record pace so far this year, demand continues to outstrip supply and we expect prices to remain strong.

we . . . concentrated on states for which we have a favorable outlook . . .

As of October 31, the fund's duration was 5.3 years, versus 5.7 years in April. We extended duration last spring to take advantage of higher interest rates, after yields trended up early in the year. Then, in September, with interest rates falling toward historic lows, we allowed the fund's duration to shorten, reducing our exposure to interest rate risk. As a result, the fund was well positioned as bond yields moved higher and prices moved lower in October.

Although we were able to keep dividends per share unchanged over the last six months from the preceding six-month period, due to an increase in share price the dividend yield declined modestly, from 4.61% in the first half of our fiscal year to 4.52% as of October 31. That is equivalent to a pretax yield of 7.48% for investors in the 39.6% income tax bracket.

SUMMIT MUNICIPAL INCOME FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/98                       6 Months        12 Months
--------------------------------------------------------------------------------

Municipal Income Fund                           5.16%            8.44%

Lipper General Municipal
Debt Funds Average                              4.55             7.12

Over the past year we continued our aggressive duration stance-that is, emphasizing longer-maturity bonds-in accordance with our favorable outlook for the bond market. Our efforts over the past three months to improve the fund's credit quality also enhanced returns, as lower-quality bonds underperformed higher-quality bonds. As a result of these factors and our below-average expense ratio, your fund once again outperformed its peer average, returning 5.16% and 8.44% over the past six and 12 months, respectively.

Quality Diversification
--------------------------------------------------------------------------------

Summit Municipal Income Fund

AAA          AA            A           BBB           BB        B and Below

8            49            19          14            7         3

The credit quality upgrade and lower overall interest rates pushed the fund's yield lower, but it remains higher than that of the average competing fund. We were able to keep dividends per share unchanged over the last six months from the preceding six-month period, but because of a rising share price, the dividend yield fell from 4.96% in the first half of our fiscal year to 4.81% on October 31. That is equivalent to a pretax yield of 7.96% for investors in the 39.6% income tax bracket.

Moving forward, the fund will focus on accumulating higher-quality positions, targeting essential services and general obligation bonds. Stronger credits have historically shown more stable returns in environments of slower economic growth. Over the past six months, BBB and lower-rated investments have been reduced to 24% of the fund from 34%. These assets were shifted into AA rated investments, which currently account for 49% of holdings. The portfolio continues to hold some lower-rated investments in cases where our own credit research and financial outlook suggest opportunities for superior returns. As for the fund's duration, we expect to become somewhat less aggressive while still maintaining a longer-than-neutral posture.


OUTLOOK

     The negative impact on the U.S. economy from a year of global financial and economic upheaval is becoming evident. Export weakness has widened the trade deficit, and export growth seems likely to be meager, if not negative. Weak exports and surging imports have put pressure on the manufacturing sector. Corporate profit growth has also waned, in large measure because of the lack of pricing power. This confluence of forces has begun to depress business investment and employment growth, in turn limiting personal income growth.

     The cumulative effect will be to hold down economic growth at least through the middle of next year, but below-trend growth should cause unemployment to rise, alleviating wage and price pressures. Thus, inflation should remain in check. The Federal Reserve is likely to trim interest rates in response, with the federal funds rate possibly falling further by mid-1999. In that scenario, the Treasury yield curve should return to a more positive, upward slope (with interest rates getting progressively higher as you move from short-term to long-term securities) even if the 30-year Treasury yield moves lower.

     We expect municipal bonds to perform well in this environment. Our main concerns are the degree to which the anticipated economic slowdown will affect state and local government finances and lower-quality bonds. Compared with taxable fixed income alternatives, municipal bond yields are particularly attractive. The tax-exempt sector should outperform if supply and demand become better balanced.

     Respectfully submitted,

     William T. Reynolds
     Director, Fixed Income Division

     Mary J. Miller
     Director, Municipal Bond Department

     November 23, 1998


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                  4/30/98            10/31/98

Summit Municipal Money Market Fund
--------------------------------------------------------------------------------

Price Per Share                                     $1.00               $1.00

Dividends Per Share

  For 6 months                                      0.016               0.016

  For 12 months                                     0.034               0.032

Dividend Yield (7-Day Compound) *                    3.71%               2.93%

Weighted Average Maturity (days)                       58                  65

Weighted Average Quality **                      First Tier          First Tier

Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

Price Per Share                                   $10.45              $10.70
Dividends Per Share

  For 6 months                                      0.24                0.24

  For 12 months                                     0.48                0.48

Dividend Yield *

  For 6 months                                      4.61%               4.52%

  For 12 months                                     4.67                4.62

30-Day Standardized Yield                           4.25                3.92

Weighted Average Maturity (years)                   9.6                 9.9

Weighted Average Effective Maturity (years)         8.2                 7.4

Weighted Average Effective Duration (years)         5.7                 5.3

Weighted Average Quality ***                         A+                  A+

                                                     (continued on next page)

T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                    4/30/98             10/31/98

Summit Municipal Income Fund
--------------------------------------------------------------------------------

Price Per Share                                   $10.51              $10.79

Dividends Per Share

  For 6 months                                      0.26                0.26

  For 12 months                                     0.53                0.51

Dividend Yield *

  For 6 months                                      4.96%               4.81%

  For 12 months                                     5.22                4.95

30-Day Standardized Yield                           4.77                4.41

Weighted Average Maturity (years)                  18.29               18.18

Weighted Average Effective Duration (years)         8.07                8.39

Weighted Average Quality ***                          A                  A+

  * Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

 ** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

*** Based on T. Rowe Price research.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Portfolio Highlights

SECTOR DIVERSIFICATION

                                              Percent of          Percent of
                                              Net Assets          Net Assets
                                                 4/30/98            10/31/98

Summit Municipal Money Market Fund
--------------------------------------------------------------------------------

Air and Sea Transportation Revenue                   25%                 28%

Educational Revenue                                  10                  15

Industrial and Pollution Control Revenue             17                  13

General Obligation - Local                            8                  10

Prerefunded Bonds                                    10                   8

General Obligation - State                           10                   8

Hospital Revenue                                      2                   5

Electric Revenue                                      2                   5

All Other                                            13                   5

Nuclear Revenue                                       3                   2

Other Assets Less Liabilities                       --                    1
--------------------------------------------------------------------------------
Total                                               100%                100%

                                                     (continued on next page)


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Portfolio Highlights

SECTOR DIVERSIFICATION

                                              Percent of          Percent of
                                              Net Assets          Net Assets
                                                 4/30/98            10/31/98

Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

Industrial and Pollution Control Revenue             11%                 13%

Hospital Revenue                                     14                  11

Solid Waste Revenue                                  10                  10

General Obligation - Local                           13                  10

Air and Sea Transportation Revenue                    5                   7

Nuclear Revenue                                       7                   6

Lease Revenue                                         7                   6

Life Care and Nursing Home Revenue                    3                   6

Electric Revenue                                      5                   5

Prerefunded Bonds                                     5                   5

General Obligation - State                            1                   4

Housing Finance Revenue                               4                   4

Miscellaneous                                         5                   4

Dedicated Tax Revenue                                 2                   3

Escrowed to Maturity                                  2                   2

All Other                                             6                   4

Other Assets Less Liabilities                       --                  --
--------------------------------------------------------------------------------
Total                                               100%                100%

                                                     (continued on next page)


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Portfolio Highlights

SECTOR DIVERSIFICATION

                                              Percent of          Percent of
                                              Net Assets          Net Assets
                                                 4/30/98            10/31/98

Summit Municipal Income Fund
--------------------------------------------------------------------------------

Hospital Revenue                                     19%                 17%

Industrial and Pollution Control Revenue             15                  11

Nuclear Revenue                                       9                  10

Dedicated Tax Revenue                                 5                   9

Lease Revenue                                         4                   7

Housing Finance Revenue                               9                   6

Electric Revenue                                      3                   6

Life Care and Nursing Home Revenue                    6                   5

General Obligation - Local                            8                   5

Water and Sewer Revenue                               4                   5

Solid Waste Revenue                                   6                   5

Prerefunded Bonds                                     2                   4

General Obligation - State                          --                    3

Ground Transportation Revenue                         2                   3

Educational Revenue                                   4                   3

Air and Sea Transportation Revenue                    2                   2

Escrowed to Maturity                                  2                   2

Other Revenue                                         2                   2

Other Assets Less Liabilities                        -2                  -5
--------------------------------------------------------------------------------
Total                                               100%                100%

T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $25,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

SUMMIT MUNICIPAL MONEY MARKET FUND

As of 10/31/98

                      Lipper                   SMM

10/29/93              25.000                25.000

10/94                 25.535                25.588

10/95                 26.378                26.491

10/96                 27.178                27.361

10/97                 28.008                28.284

10/98                 28.850                29.210


SUMMIT MUNICIPAL INTERMEDIATE FUND

As of 10/31/98

                        Lehman        Lipper           SMT       SMT Area

10/29/93                25.000        25.000        25.000        25.000

10/94                   24.492        24.404        25.045        25.045

10/95                   27.599        27.174        27.899        27.899

10/96                   28.912        28.415        29.403        29.403

10/97                   31.104        30.376        31.691        31.691

10/98                   33.419        32.420        33.875        33.875


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Performance Comparison

SUMMIT MUNICIPAL INTERMEDIATE FUND

As of 10/31/98

                       Lehman        Lipper           SMI      SMI Area

10/29/93               25.000        25.000        25.000        25.000

10/94                  23.910        23.525        23.905        23.905

10/95                  27.458        26.750        27.416        27.416

10/96                  29.025        28.178        29.345        29.345

10/97                  31.490        30.530        32.438        32.438

10/98                  34.013        32.738        35.177        35.177


Average Annual Compound Total Return

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                            Since    Inception
Periods Ended 10/31/98       1 Year  3 Years  5 Years   Inception         Date

Summit Municipal Money
   Market Fund                3.27%     3.31%   3.16%       3.16%     10/29/93

Summit Municipal
   Intermediate Fund          6.89      6.68    6.26        6.26      10/29/93

Summit Municipal
   Income Fund                8.44      8.66    7.07        7.06      10/29/93

Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. The Money Fund's $1.00 share price is not guaranteed, nor is the fund insured by the U.S. government.


T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
                                 For a share outstanding throughout each period

                        Year                                        10/29/93
                       Ended                                         Through
                    10/31/98    10/31/97    10/31/96    10/31/95    10/31/94

NET ASSET VALUE

Beginning
 of period         $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000

Investment activities
  Net investment
  income              0.032        0.033       0.032       0.035       0.023

Distributions
  Net investment
  income             (0.032)      (0.033)     (0.032)     (0.035)     (0.023)

NET ASSET VALUE

End of period      $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000
                   ---------------------------------------------------------

Ratios/
Supplemental Data

Total return*          3.27%        3.37%      3.28%        3.53%       2.35%

Ratio of expenses to
average net assets     0.45%        0.45%      0.45%        0.45%       0.45%!

Ratio of
net investment
income to average
net assets             3.23%        3.31%      3.23%        3.48%       2.56%!

Net assets,
end of period
(in thousands)     $170,924     $140,557     $96,264     $77,958     $42,592

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!  Annualized.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
                                For a share outstanding throughout each period

                             Year                                    10/29/93
                            Ended                                     Through
                         10/31/98   10/31/97   10/31/96   10/31/95   10/31/94

NET ASSET VALUE

Beginning of period      $  10.51   $  10.22   $  10.17   $   9.59   $  10.00

Investment activities
  Net investment income      0.48       0.49       0.48       0.48       0.43

  Net realized and
  unrealized gain (loss)     0.23       0.29       0.05       0.58      (0.41)

  Total from
  investment activities      0.71       0.78       0.53       1.06       0.02

Distributions

  Net investment income     (0.48)     (0.49)     (0.48)     (0.48)     (0.43)

  Net realized gain         (0.04)      --         --         --         --

  Total distributions       (0.52)     (0.49)     (0.48)     (0.48)     (0.43)

NET ASSET VALUE

End of period            $  10.70   $  10.51   $  10.22   $  10.17   $   9.59
                         ----------------------------------------------------

Ratios/Supplemental Data

Total return*                6.89%      7.78%      5.39%     11.39%      0.18%

Ratio of expenses to
average net assets           0.50%      0.50%      0.50%      0.50%      0.50%!

Ratio of net investment
income to average
net assets                   4.51%      4.67%      4.77%      4.93%      4.50%!

Portfolio turnover rate      22.2%      53.8%      72.9%      86.1%     157.5%!

Net assets,
end of period
(in thousands)           $ 75,928   $ 46,906   $ 29,175   $ 22,145   $ 13,309

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
! Annualized.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
                                 For a share outstanding throughout each period

                             Year                                    10/29/93
                            Ended                                     Through
                         10/31/98   10/31/97   10/31/96   10/31/95   10/31/94

NET ASSET VALUE

Beginning of period      $  10.44   $   9.97   $   9.84   $   9.08   $  10.00

Investment activities
  Net investment income      0.51       0.55       0.54       0.54       0.50

  Net realized and
  unrealized gain (loss)     0.35       0.47       0.13       0.76      (0.92)

  Total from
  investment activities      0.86       1.02       0.67       1.30      (0.42)

Distributions
  Net investment income     (0.51)     (0.55)     (0.54)     (0.54)     (0.50)

NET ASSET VALUE

End of period            $  10.79   $  10.44   $   9.97   $   9.84   $   9.08

Ratios/Supplemental Data

Total return*                8.44%     10.54%      7.04%     14.68%     (4.38)%

Ratio of expenses to
average net assets           0.50%      0.50%      0.50%      0.50%      0.50%!

Ratio of net investment
income to average
net assets                   4.82%      5.38%      5.51%      5.68%      5.23%!

Portfolio
turnover rate                48.1%      35.7%      56.7%      73.7%     161.1%!

Net assets,
end of period
(in thousands)           $ 65,958   $ 29,102   $ 15,909   $ 11,108   $  6,453

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
! Annualized.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
                                                               October 31, 1998

Statement of Net Assets
                                                         Par           Value
--------------------------------------------------------------------------------
                                                            In thousands

COLORADO  0.9%

Colorado, GO, TRAN, 4.00%, 6/25/99                   $ 1,500      $    1,504

Total Colorado (Cost  $1,504)                                          1,504


CONNECTICUT  0.2%

Connecticut, Transportation Infrastructure
  5.90%, 10/1/99                                         250             256

Total Connecticut (Cost  $256)                                           256


FLORIDA  5.3%

Florida Board of Ed.,  Capital Outlay
  7.00%, 6/1/19 (Prerefunded 6/1/99!)                     90              94

Florida Board of Ed., GO
  4.40%, 6/1/99                                          300             302
  6.00%, 6/1/99                                          105             106

Florida Turnpike Auth.
  7.50%, 7/1/19 (Prerefunded 7/1/99!)                    310             325
  7.60%, 7/1/19 (Prerefunded 7/1/99!)                    220             230

Greater Orlando Aviation Auth.,
  TECP 3.15%, 1/25/99 *                                8,000           8,000

Total Florida (Cost  $9,057)                                           9,057


GEORGIA  4.7%

Atlanta, GO
  5.00%, 12/1/98                                         185             185
  Public Improvement, 5.00%, 12/1/98                     100             100

Fulton De Kalb Hospital Auth.
  6.85%, 1/1/99 (AMBAC Insured)
  (Escrowed to Maturity)                               1,000           1,005

Georgia, GO, 7.45%, 1/1/99                             1,500           1,509

Georgia Tollway Auth., 3.60%, 7/1/99                     750             752

Savannah Economic Dev. Auth., Home Depot
  VRDN (Currently 3.20%) *                             4,400           4,400

Total Georgia (Cost $7,951)                                            7,951


IDAHO  1.2%

Idaho, GO, TAN, 4.50%, 6/30/99                       $ 2,000      $    2,012

Total Idaho (Cost  $2,012)                                             2,012


ILLINOIS  4.0%

Chicago Metropolitan Water Reclaimation Dist., GO
  4.50%, 12/1/98                                         400             400
  7.25%, 1/1/05 (Prerefunded 1/1/99!)                    100             101
  9.00%, 1/1/03 (FGIC Insured)
  (Prerefunded 1/1/99!)                                  400             403

Chicago Water Revenue,
  4.10%, 11/1/98 (FGIC Insured)                        1,000           1,000

Cook County, GO, 5.00%,
  11/15/98 (FGIC Insured)                                250             250

Illinois, GO
  5.50%, 12/1/98                                         100             100
  5.50%, 2/1/99                                          500             502

Illinois Sales Tax, GO,
  7.00%, 6/15/19 (Prerefunded 6/15/99!)                  500             520

Illinois Health Facilities Auth.,
  Parkside Med. Services
  7.25%, 4/1/18  (Prerefunded 4/1/99!)                   250             259

Illinois HFA, Northwestern Memorial
  6.50%, 8/15/04 (Prerefunded 8/15/99!)                  270             281

Illinois Student Assistance Commission,
  Student Loan
  VRDN (Currently 3.20%) *                               700             700

Lake County, PCR, W. W. Grainger
  VRDN (Currently 3.40%) *                             1,500           1,500

Southwestern Illinois Dev. Auth.,
  Solid Waste Disposal
  Shell Oil, Wood River
  VRDN (Currently 3.80%) *                               900             900

Total Illinois (Cost  $6,916)                                          6,916


INDIANA  4.3%

Indiana Ed. Fac. Auth., Butler Univ. Project
  7.60%, 11/1/98 (FGIC Insured)                          450             459

Merrillville Multi School Building
  7.00%, 1/15/99 (Escrowed to Maturity)                  300             302

Petersburg Solid Waste Disposal
  Indianapolis Power and Light
  VRDN (Currently 3.25%) *                           $ 6,600      $    6,600

Total Indiana (Cost  $7,361)                                           7,361


KENTUCKY  0.5%

Kentucky Property and Buildings Commission
  7.10%, 6/1/99 (Escrowed to Maturity)                   500             510
  7.35%, 12/1/04 (Prerefunded 12/1/99!)                  100             106

Univ. of Kentucky,
  7.20%, 5/1/08 (Prerefunded 5/1/99!)                    250             259

Total Kentucky (Cost  $875)                                              875


LOUISIANA  5.4%

Jefferson Parish Home Mortgage Auth.,
  3.625%, 9/1/99 *                                     1,120           1,120

Louisiana, GO,
  6.00%, 5/15/99 (MBIA Insured)                          950             962

Louisiana Public Fac. Auth.,
  Sisters of Mercy Health System
  7.375%, 6/1/09 (Prerefunded 6/1/99!)                   140             146

New Orleans Aviation Board
  VRDN (Currently 3.30%)
  (MBIA Insured) *                                     5,395           5,395

Plaquemines Parish, British Petroleum,
  VRDN (Currently 3.85%) *                               200             200

Saint Charles Parish, PCR
  Shell Oil, VRDN (Currently 3.80%) *                  1,400           1,400

Total Louisiana (Cost  $9,223)                                         9,223


MAINE  3.8%

Maine Ed. Loan Marketing Corp
  VRDN (Currently 3.15%)
  (AMBAC Insured) *                                    6,500           6,500

Total Maine (Cost  $6,500)                                             6,500


MARYLAND  1.4%

Bel Air, Parking Fac., COP
  7.80%, 6/1/10 (CGIC Insured)
  (Prerefunded 12/1/98!)                               1,000           1,023

Carroll County, GO,
  Volunteer Fire Department
  4.00%, 12/1/98                                     $   205      $      205

Maryland DOT
  Consolidated Transportation
  4.00%, 12/15/98                                        100             100
  6.90%, 11/15/04 (Prerefunded 11/15/98!)                200             204

Maryland Stadium Auth.,
  Convention Center Expansion
  5.25%, 12/15/98                                        100             100

Maryland-National Capital Park
  and Planning Commission, GO
  Prince George's County, 5.50%, 1/15/99                 200             201

Montgomery County,
  Consolidated Public Improvement, GO
  5.10%, 7/1/99                                          250             252

Saint Marys County, GO, Public Facility Project
  7.00%, 3/1/99 (MBIA Insured)                           100             101

Washington Suburban Sanitary Dist., GO,
  Water Supply
  6.75%, 6/1/99                                          150             153

Total Maryland (Cost  $2,339)                                          2,339


MASSACHUSETTS  1.1%

Massachusetts, GO
  6.10%, 8/1/99                                          100             102
  7.00%, 7/1/99                                          175             179
  7.375%, 12/1/08 (FGIC Insured)
  (Prerefunded 12/1/98!)                                 300             307

  Consolidated Loan
  7.00%, 3/1/99 (FGIC Insured)                            35              35
  7.00%, 6/1/09 (Prerefunded 6/1/99!)                    700             727

Massachusetts State Industrial Fin. Agency
  Morton Hosp. and Med. Center
  8.75%, 7/1/11 (Prerefunded 7/1/99!)                    555             583

Total Massachusetts (Cost  $1,933)                                     1,933


MICHIGAN  5.5%

Detroit City School Dist.,
  School Aid, RAN, 4.50%, 7/1/99                       1,000           1,006

Univ. of Michigan, Hosp., 7.40%, 12/1/98                 800             802

Wayne/Charter County Airport
  Detroit Metropolitan Airport
  VRDN (Currently 3.15%) *                           $ 7,510      $    7,510

Total Michigan (Cost  $9,318)                                          9,318


MISSISSIPPI  2.2%

Jackson County Industrial Sewage Fac.,
  Chevron VRDN (Currently 3.85%) *                     1,000           1,000

Mississippi, GO
  5.00%, 6/1/99                                        2,000           2,015

  Small Enterprise Dev.
  4.00%, 12/1/98                                         405             405
  6.00%, 3/1/99 *                                        420             423

Total Mississippi (Cost  $3,843)                                       3,843


NEVADA  3.1%

Clark County Airport, Subordinated Lien,
  VRDN (Currently 3.25%) *                             5,300           5,300

Total Nevada (Cost  $5,300)                                            5,300


NEW JERSEY  0.6%

New Jersey, GO
  4.90%, 2/15/99                                         375             376
  6.50%, 1/15/04 (Prerefunded 1/15/99!)                  150             153

New Jersey Building Auth.
  9.875%, 2/1/13 (Prerefunded 2/1/99!)                    60              61

New Jersey Highway Auth., Senior Parkway
  7.25%, 1/1/16 (MBIA Insured)
  (Prerefunded 1/1/99!)                                  265             271

Ocean County New Jersey, GO, 6.90%, 8/15/99              100             103

Total New Jersey (Cost  $964)                                            964


NEW MEXICO  0.6%

New Mexico, GO, TAN, 4.25%, 6/30/99                    1,000           1,004

Total New Mexico (Cost  $1,004)                                        1,004


NEW YORK  1.1%

New York City, VRDN
  (Currently 3.35%) (MBIA Insured)                   $ 1,795      $    1,795

Total New York (Cost  $1,795)                                          1,795


NORTH CAROLINA  2.1%

Charlotte Airport, VRDN
  (Currently 3.15%) *                                  2,245           2,245

Durham County, COP, 4.05%, 5/1/99                      1,000           1,002

North Carolina, GO, 4.25%, 6/1/99                        150             151

North Carolina Clean Water,
  5.20%, 6/1/99                                          140             141

Total North Carolina (Cost  $3,539)                                    3,539


OHIO  1.0%

Cleveland, GO, 6.75%, 7/1/04 (MBIA Insured)
  (Prerefunded 7/1/99!)                                  100             104

Cleveland Airport Systems,
  VRDN (Currently 3.20%) *                             1,500           1,500

Ohio Public Facilities Commission,
  Higher Education
  4.50%, 11/1/99                                         100             101

Total Ohio (Cost  $1,705)                                              1,705


OKLAHOMA  1.5%

Comanche Hosp. Auth., 8.05%, 7/1/16
  (Prerefunded 7/1/99!)                                1,575           1,651

Oklahoma Turnpike Auth.
  First Senior Systems
  7.40%, 1/1/00 (Prerefunded 1/1/99!)                    485             497
  7.75%, 1/1/09 (Prerefunded 1/1/99!)                    485             498

Total Oklahoma (Cost  $2,646)                                          2,646


PENNSYLVANIA  7.6%

Geisinger Auth. Health Systems,
  Penn State Geisinger Health
  4.50%, 8/15/99                                       1,000           1,006

Pennsylvania, GO
  4.00%, 7/1/99                                          100             100
  5.25%, 11/15/98 (FGIC Insured)                         500             500
  6.60%, 6/1/05 (Prerefunded 6/1/99!)                    500             516

Pennsylvania Higher Ed. Fac. Auth.
  Student Loan, VRDN
  (Currently 3.10%) *                                $ 7,400      $    7,400

Philadelphia, GO,
  TRAN, 4.25%, 6/30/99                                 2,000           2,008

Philadelphia Hosp. and Higher Ed. Fac. Auth.,
  Childrens Hosp.
  5.625%, 2/15/99                                      1,500           1,508

Total Pennsylvania (Cost $13,038)                                     13,038


SOUTH CAROLINA  1.8%

Berkeley County, Amoco Chemical,
  VRDN (Currently 3.80%) *                             3,000           3,000

Total South Carolina (Cost $3,000)                                     3,000


SOUTH DAKOTA  0.2%

South Dakota HDA, VRDN (Currently 3.40%) *                420           420

Total South Dakota (Cost $420)                                           420


TENNESSEE  0.6%

Nashville and Davidson County, Water and Sewer
  4.00%, 1/1/99 (FGIC Insured)                           200             200

Shelby County, GO, 4.50%, 3/1/99                         900             904

Total Tennessee (Cost $1,104)                                          1,104


TEXAS  11.7%

Harris County Health Facilities Hosp.
  7.00%, 6/1/02 (Prerefunded 6/1/99!)                     35              36

Houston Airport, TECP, 3.20 - 3.35%,
  11/12 - 12/8/98 *                                    8,100           8,100

Joshua Independent School Dist.
  6.125%, 2/15/26 (Prerefunded 2/15/99!)                 400             403

North Central Texas Health, Methodist Hosp.
  TECP 3.25%, 11/20/98                                 5,000           5,000

Panhandle-Plains Higher Ed. Auth.
  VRDN (Currently 3.15%) *                             6,200           6,200

San Antonio Electric and Gas,
  7.00%, 2/1/99                                          200             202

Texas, GO, 5.125%, 10/1/99                               100             101

Total Texas (Cost $20,042)                                            20,042


UTAH  8.2%

Intermountain Power Agency
  5.25%, 7/1/99 (MBIA Insured)                       $   500      $      505
  5.50%, 7/1/99 (MBIA Insured)                         1,550           1,569

  Power Supply, 7.20%,
  7/1/11 (Prerefunded 7/1/99!)                           250             261

Salt Lake City, Airport,
  VRDN (Currently 3.15%) *                             3,379           3,379

Salt Lake City Hosp., 7.25%, 2/15/20
  (Prerefunded 2/15/99!)                                 450             464

Salt Lake County, Kennecott/RTZ ,
  Solid Waste Disposal
  VRDN (Currently 3.30%) *                             3,400           3,400

Utah State Board of Regents,
  Student Loan, VRDN (Currently 3.10%)                 4,500           4,500

Total Utah (Cost $14,078)                                             14,078


VIRGINIA  13.3%

Capital Region Airport Commission,
  Richmond Int'l. Airport
  VRDN (Currently 3.15%) (AMBAC Insured) *             3,000           3,000

Fairfax County, GO, 4.90%, 10/1/99                       100             101

Hampton Roads Sanitation Dist., Sewer
  7.10%, 7/1/01 (Prerefunded 7/1/99!)                    300             312

Henrico County IDA, White Oak Semiconductor
  VRDN (Currently 3.20%) *                             5,844           5,844

Manassas, GO, 6.00%, 1/1/99 *                            810             813

Newport News, BAN
  VRDN (Currently 3.15%)                               7,000           7,000

Norfolk Capital Improvement, GO
  5.25%, 6/1/99 (FGIC Insured)                         1,000           1,009

Peninsula Ports Auth.,
  Riverside Health Systems
  5.80%, 7/1/99                                          500             507

Southeastern Public Service Auth.,
  Waste Systems
  6.90%, 7/1/01
  (Prerefunded 7/1/99!) (MBIA Insured)                   550             572

Southeastern Public Service Auth.
  6.90%, 7/1/02 (Prerefunded 7/1/99!)
  (MBIA Insured)                                         500             521

Virginia Beach, GO, 4.40%, 7/15/99                       200             201

Virginia Housing Development Auth.,
  Commonwealth Mortgage
  3.90%, 1/1/99                                          465             465

Virginia Public School Auth.
  6.70%, 1/1/07 (Prerefunded 1/1/99!)                $   150      $      154
  6.75%, 1/1/11 (Prerefunded 1/1/99!)                    770             789
  School Finance, 8.00%, 1/1/99                          300             302

Virginia State Higher Ed., GO,
  5.00%, 6/1/99                                          135             136

Virginia State Transportation Board,
  Corridor Dev.
  6.50%, 5/15/99                                       1,000           1,015

Total Virginia (Cost $22,741)                                         22,741


WASHINGTON  4.6%

King County, GO, 9.00%, 12/1/98                        1,000           1,004

Port of Seattle, VRDN
  (Currently 3.15%) *                                  3,000           3,000

Washington Housing Fin. Commission,
  Single Family
  3.90%, 12/15/98 *                                      255             255

Washington Public Power Supply System
  5.00%, 7/1/99                                          100             101
  5.00%, 7/1/99 (FSA Insured)                          1,230           1,241

  Nuclear Project
  4.75%, 7/1/99 (FSA Insured)                            145             146
  7.20%, 7/1/99                                        1,000           1,022

Washington State, GO, 5.50%, 7/1/99                    1,000           1,012

Total Washington (Cost $7,781)                                         7,781


WEST VIRGINIA  0.4%

West Virginia Water Dev. Auth.
  8.625%, 11/1/28 (Prerefunded 11/1/98!)                 750             765

Total West Virginia (Cost $765)                                          765


WISCONSIN  0.5%

Wisconsin, GO
  4.125%, 11/1/98                                        100             100
  5.90%, 5/1/99                                          200             202

Wisconsin HEFA, St. Lukes Medical Center
  7.40%, 8/15/19 (MBIA Insured)
  (Prerefunded 8/15/99!)                                 500             525

Total Wisconsin (Cost $827)                                              827


Total Investments in Securities

99.4% of Net Assets (Cost $169,837)                               $  169,837

Other Assets Less Liabilities                                          1,087

NET ASSETS                                                        $  170,924
                                                                  ----------

Net Assets Consist of:

Accumulated net realized gain/loss -
net of distributions                                              $        5

Paid-in-capital applicable to 170,919,252
shares of $0.0001 par value capital stock
outstanding; 2,000,000,000 shares
of the Corporation authorized                                        170,919

NET ASSETS                                                        $  170,924
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $     1.00
                                                                  ----------

    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
 CGIC  Capital Guaranty Insurance Corp.
  COP  Certificates of Participation
  DOT  Department of Transportation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  RAN  Revenue Anticipation Note
  TAN  Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
                                                               October 31, 1998

                                                         Par           Value
--------------------------------------------------------------------------------
                                                            In thousands

ALABAMA  0.8%

Birmingham Airport Auth.
  7.35%, 7/1/04 (AMBAC Insured) *                    $   500      $      530

Columbia Industrial Dev. Board,
  Alabama Power Project
  VRDN (Currently 3.60%)                                 100             100

Total Alabama (Cost $617)                                                630


CALIFORNIA  4.6%

California Pollution Control Fin. Auth.,
  PCR, USA Waste Services
  5.00%, 6/1/18                                        1,000           1,016

California Public Works Board,
  Dept. of Corrections
  6.00%, 11/1/05 (MBIA Insured)                          250             282

Foothill / Eastern Transportation
  Corridor Agency, Toll Road
  Zero Coupon, 1/1/05                                    350             263

San Francisco Bay Area Rapid Transit,
  District Sales Tax
  5.25%, 7/1/18                                        1,250           1,290

San Joaquin Hills Transportation
  Corridor Agency Toll Road
  Zero Coupon, 1/15/10 (MBIA Insured)                  1,000             611

Total California (Cost  $3,319)                                        3,462


COLORADO  0.9%

Denver City and County Airport
  6.75%, 11/15/22 (MBIA Insured)
  (Prerefunded 11/15/02!) *                              105             118
  6.75%, 11/15/22 (MBIA Insured) *                       395             439

E-470 Public Highway Auth.
  Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                               1,000             158

Total Colorado (Cost  $662)                                              715


CONNECTICUT  1.2%

Connecticut Dev. Auth.,
  Mystic Marinelife Aquarium
  6.875%, 12/1/17                                        150             161

Mashantucket Western Pequot Tribe
  5.60%, 9/1/09                                      $   200      $      211
  5.70%, 9/1/12                                          500             525

Total Connecticut (Cost  $850)                                           897


DISTRICT OF COLUMBIA  1.4%

Washington D.C. Metropolitan Airport Auth.
  6.25%, 10/1/21 (MBIA Insured) *                        500             544
  6.625%, 10/1/12 (MBIA Insured) *                       500             554

Total District of Columbia (Cost  $1,064)                              1,098


FLORIDA  7.7%

Dade County, Resource Recovery Fac.
  6.00%, 10/1/06 (AMBAC Insured) *                       500             561

Dade County School Board, COP
  5.75%, 5/1/08 (MBIA Insured)                           365             402

Dade County School Dist., GO
  6.00%, 7/15/04 (MBIA Insured)                        1,700           1,884

Escambia County, PCR, Champion Intl.
  6.90%, 8/1/22 *                                      1,250           1,373

Florida Division of Bond Fin.
  Dept. of Environmental Preservation
  6.00%, 7/1/06 (MBIA Insured)                           500             565

Indian Trace Community Dev. Dist.,
  Water Management
  5.50%, 5/1/07 (MBIA Insured)                           500             548

Leesburg Hosp., Regional Medical Center,
  5.20%, 7/1/02                                          500             523

Total Florida (Cost  $5,573)                                           5,856


GEORGIA  0.6%

Coweta County Residential Care Fac.
  for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
  7.625%, 10/1/06                                        400             452

Total Georgia (Cost  $400)                                               452


HAWAII  7.2%

Hawaii, Airport, 6.70%, 7/1/05
  (MBIA Insured) *                                   $   500      $      543

Hawaii Dept. of Budget and Finance
  Hawaiian Electric, 4.95%, 4/1/12
  (MBIA Insured)                                       3,000           3,101

  Wilcox Memorial Hosp., 5.50%, 7/1/09                 1,690           1,795

Total Hawaii (Cost  $5,301)                                            5,439


ILLINOIS  3.9%

Chicago, GO, 5.75%, 1/1/05
  (AMBAC Insured)                                        660             721

Chicago-O'Hare Int'l. Airport,
  Int'l. Terminal
  7.50%, 1/1/05 (Prerefunded 1/1/00!) *                   50              53
  7.50%, 1/1/05 *                                        110             117
  7.50%, 1/1/05 (MBIA Insured) *                         170             180
  7.50%, 1/1/05 (MBIA Insured)
  (Prerefunded 1/1/00!) *                                 80              85

Illinois HFA
  Edward Obligated Group
  5.00%, 2/15/09 (AMBAC Insured)                         500             524

  Glen Oaks Medical Center
  9.50%, 11/15/15 (Escrowed to Maturity)                  70              79

  Hinsdale Hosp.
  7.00%, 11/15/19 (Escrowed to Maturity)                 260             302

Southwestern Dev. Auth.,
  Solid Waste Disposal
  Shell Oil, Wood River
  VRDN (Currently 3.80%) *                               900             900

Total Illinois (Cost  $2,846)                                          2,961


INDIANA  1.7%

Goshen, Greencroft Obligation Group,
  5.20%, 8/15/06                                         750             745

St. Joseph County Economic Dev. Rev.
  Madison Center
  5.10%, 2/15/05                                         260             266
  5.25%, 2/15/07                                         295             305

Total Indiana (Cost  $1,300)                                           1,316


IOWA  0.3%

Iowa HFA, Wesley Retirement,
  6.25%, 2/1/12                                      $   250      $      257

Total Iowa (Cost  $250)                                                  257


KENTUCKY  3.4%

Kenton County Airport Board,
  Delta Airlines, 7.50%, 2/1/12 *                      2,000           2,188

Kentucky Property and Buildings Commission,
  6.40%, 11/1/01                                         390             420

Total Kentucky (Cost  $2,603)                                          2,608


LOUISIANA  1.4%

Louisiana, GO, 5.00%, 4/15/03                          1,000           1,047

Total Louisiana (Cost  $1,030)                                         1,047


MARYLAND  9.6%

Maryland, GO, 4.75%, 3/1/05                            1,500           1,572
Maryland Energy Fin. Administration
  Wheelabrator Technologies
  5.85%, 12/1/05 *                                     1,510           1,635
  6.30%, 12/1/10 *                                       250             275

Maryland HHEFA
  Good Samaritan Hosp , 5.50%, 7/1/05                    700             763

  Univ. of Maryland Medical System
  6.50%, 7/1/21 (FGIC Insured)
  (Prerefunded 7/1/01!)                                  250             268

Maryland-National Capital Park
  and Planning Commission
  GO, BAN, Prince George's County
  VRDN (Currently 3.70%)                                 800             800

Northeast Maryland Waste Disposal Auth.
  Montgomery County Resources
  6.20%, 7/1/10 *                                        750             806
  6.30%, 7/1/16 (MBIA Insured) *                         500             548
  7.10%, 1/1/03 (MBIA Insured)                           550             617

Total Maryland (Cost  $7,029)                                          7,284


MASSACHUSETTS  0.6%

Massachusetts, GO, 6.30%, 11/1/05
  (FGIC Insured)                                     $   250      $      283

Massachusetts Port Auth., 7.375%, 7/1/10
  (FGIC Insured) *                                       135             145

Total Massachusetts (Cost  $391)                                         428


MICHIGAN  7.8%

Garden City HFA, Garden City Hosp.,
  5.375%, 9/1/03                                       1,465           1,452

Greater Detroit Resource Recovery Auth.
  6.25%, 12/13/05 (AMBAC Insured)                      1,000           1,134

Michigan HFA, Mercy Health,
  5.00%, 8/15/12                                       1,395           1,425

Michigan Strategic Fund,
  Holland Home, 5.00%, 11/15/03                          830             827

Wayne County Airport
  5.25%, 12/1/12 (MBIA Insured) *                      1,000           1,047

Total Michigan (Cost  $5,708)                                          5,885


MISSISSIPPI  0.4%

Claiborne County, PCR, Systems Energy Resources
  9.875%, 12/1/14                                        300             310

Total Mississippi (Cost  $310)                                           310


MISSOURI  0.8%

Good Shepherd Nursing Home Dist.
  Nursing Home Facilities, 5.45%, 8/15/08                475             479

Missouri HEFA, Washington Univ.,
  VRDN (Currently 3.70%)                                 100             100

Total Missouri (Cost  $575)                                              579


NEW HAMPSHIRE  0.7%

New Hampshire Housing Fin. Auth.
  Single Family
  5.90%, 1/1/01 *                                        115             118
  5.90%, 7/1/01 *                                        115             119
  6.00%, 7/1/02 *                                        125             130
  6.10%, 1/1/03 *                                        130             136

Total New Hampshire (Cost  $485)                                         503


NEW JERSEY  0.7%

Port Auth. of New York and New Jersey,
  6.50%, 10/1/01 *                                   $   500      $      529

Total New Jersey (Cost  $506)                                            529


NEW YORK  13.6%

Dormitory Auth. of the State of New York
  City Univ.
  5.50%, 7/1/03                                        1,000           1,063
  6.875%, 7/1/14 (MBIA Insured)                          350             408

  Mental Health Services Fac.,
  6.00%, 2/15/06                                       1,500           1,658

  Nyack Hosp., 6.00%, 7/1/06                             250             275

  State Univ. Ed. Fac , 7.40%, 5/15/01                   150             161

Long Island Power Auth.
  VRDN (Currently 3.60%)                                 200             200
  5.00%, 4/1/05                                          500             526

Nassau County IDA, Hofstra Univ.,
  6.70%, 1/1/09                                          250             290

New York City, GO
  5.00%, 11/15/08                                      1,500           1,567
  5.25%, 8/1/03                                        1,500           1,580
  7.00%, 8/1/04                                        1,000           1,145

New York State Environmental Fac. PCR
  Water Revolving Fund
  6.875%, 6/15/10                                         50              55
  6.875%, 6/15/10 (Prerefunded 6/15/01!)                 450             495

New York State Housing Fin. Agency
  Service Contract Obligation
  5.85%, 9/15/09                                         300             331

New York State Mortgage Agency,
  Homeowner Mortgage
  5.80%, 10/1/06 *                                       500             536

Total New York (Cost  $9,761)                                         10,290


OHIO  0.3%

Fairfield Economic Dev. Auth.,
  Beverly Enterprises
  8.50%, 1/1/03                                          215             232

Total Ohio (Cost  $226)                                                  232


PENNSYLVANIA  2.7%

Pennsylvania, GO, 5.375%, 11/15/03
  (FGIC Insured)                                     $   500      $      536

Pennsylvania Intergovernmental
  Cooperative Auth., Special Tax
  7.00%, 6/15/04 (FGIC Insured)
  (Escrowed to Maturity)                                 400             462

Philadelphia HHEFA, Childrens Hosp.,
  5.25%, 2/15/06                                       1,000           1,060

Total Pennsylvania (Cost  $1,959)                                      2,058


SOUTH CAROLINA  8.0%

Charleston County Resource Recovery,
  Foster Wheeler
  5.10%, 1/1/08 (AMBAC Insured) *                      1,700           1,800

Connector 2000 Assoc., Greenville Toll Road
  Zero Coupon, 1/1/12                                  1,100             479

South Carolina Public Service Auth.
  6.25%, 1/1/05 (MBIA Insured)                         1,350           1,518

  Santee Cooper
  5.75%, 1/1/22 (MBIA Insured)                         1,600           1,726
  6.50%, 7/1/24 (AMBAC Insured)
  (Prerefunded 7/1/02!)                                  495             551

Total South Carolina (Cost  $5,776)                                    6,074


TENNESSEE  1.7%

Memphis-Shelby County Airport Auth.
  6.25%, 2/15/11 (MBIA Insured) *                        200             231

Tennessee Housing Dev. Agency
  4.95%, 7/1/10 *                                        420             425
  5.05%, 7/1/11 *                                        620             629

Total Tennessee (Cost  $1,246)                                         1,285


TEXAS  10.9%

Abilene Health Fac. Dev.,
  Sears Methodist Retirement System
  5.40%, 11/15/09                                        700             699

Alliance Airport Auth.
  American Airlines, 7.50%, 12/1/29 *                  1,500           1,608
  Federal Express, 6.375%, 4/1/21 *                    2,000           2,156

Austin Airport, 5.75%, 11/15/08
  (MBIA Insured) *                                   $   500      $      549

Brazos Higher Ed. Auth.,
  Student Loan, 5.95%, 6/1/02 *                          475             504

Gulf Coast Waste Disposal Auth., PCR,
  Amoco Oil
  VRDN (Currently 3.80%) *                               300             300

Harris County, Toll Road
  6.50%, 8/15/17 (AMBAC Insured)
  (Prerefunded 8/15/02!)                                 750             837

Houston, Water and Sewer, 7.00%, 12/1/03
  (AMBAC Insured)                                        270             308

Houston Airport, 5.25%, 7/1/15 *                         750             768

Tarrant County Health Fac. Dev.,
  Texas Health Resources
  5.75%, 2/15/10 (MBIA Insured)                          500             556

Total Texas (Cost  $8,084)                                             8,285


VIRGINIA  3.2%

Leesburg Utilities System
  6.10%, 7/1/07 (MBIA Insured)
  (Prerefunded 7/1/02!)                                  500             550

Southeastern Public Service Auth.,
  Solid Waste Systems
  5.875%, 7/1/08 *                                       500             529

Virginia HDA
  5.75%, 7/1/99 *                                        500             506
  6.125%, 1/1/99 *                                        50              50
  6.50%, 7/1/03 *                                        250             262

Virginia Transportation Board
  Northern Virginia Transportation Dist.
  5.80%, 5/15/04                                         500             547

Total Virginia (Cost  $2,351)                                          2,444


WASHINGTON  1.4%

Washington Health Care Fac. Auth.
  Virginia Mason Medical Center
  6.00%, 8/15/08 (MBIA Insured)                          500             565

Washington Public Power Supply System
  6.30%, 7/1/01 (FSA Insured)                            500             533

Total Washington (Cost  $1,056)                                        1,098


WEST VIRGINIA  2.5%

West Virginia Building Commission,
  GO, Lottery
  5.00%, 7/1/04 (MBIA Insured)                       $ 1,835      $    1,932

Total West Virginia (Cost  $1,852)                                     1,932


WYOMING  0.3%

Lincoln County, PCR, Exxon, VRDN
  (Currently 3.80%) *                                    200             200

Total Wyoming (Cost  $200)                                               200


Total Investments in Securities

100.3% of Net Assets (Cost  $73,330)                              $   76,154

Futures Contracts

In thousands

                                                      Contract     Unrealized
                                         Expiration   Value        Gain (Loss)

Short, 10 year U.S. Treasury Notes,
12 contracts, $1,500,000 of
Maryland, GO
pledged as initial margin                12/98        $1,444       $       9

Net receipts of variation
margin to date                                                             0

Variation margin receivable
on open futures contracts                                                  9

Other Assets Less Liabilities                                           (235)

NET ASSETS                                                        $   75,928
                                                                  ----------

Net Assets Consist of:

Accumulated net investment income -
net of distributions                                              $        1

Accumulated net realized gain/loss -
net of distributions                                                      72

Net unrealized gain (loss)                                             2,833

Paid-in-capital applicable to 7,093,664
shares of $0.0001 par value capital stock
outstanding; 2,000,000,000 shares
of the Corporation authorized                                         73,022

NET ASSETS                                                        $   75,928
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    10.70
                                                                  ----------

    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
                                                               October 31, 1998

Statement of Net Assets
                                                          Par            Value
--------------------------------------------------------------------------------
                                                               In thousands

ALABAMA  1.5%

Baldwin County Eastern Shore Health Care Auth.
  Thomas Hosp., 6.75%, 4/1/21                        $   200      $      219

Decatur Ind. Dev. Board, Solid Waste Disposal
  Amoco Chemical, VRDN (Currently 3.80%) *               100             100

Jefferson County, Sewer, 5.625%, 2/1/22
  (FGIC Insured)                                         250             266

Montgomery Special Care Fac.,
  Baptist Medical Center
  5.25%, 5/1/20 (AMBAC Insured)                          370             375

Total Alabama (Cost  $900)                                               960


ALASKA  0.4%

Alaska Housing Fin., General Mortgage
  Zero Coupon, 12/1/17 (MBIA Insured)                    750             240

Total Alaska (Cost  $236)                                                240


CALIFORNIA  4.7%

California Pollution Control Fin. Auth., PCR
  USA Waste Services, 5.00%, 6/1/18                      600             610

Foothill / Eastern Transportation Corridor Agency
  Toll Road, Zero Coupon, 1/1/26                         500             118

Los Angeles County Public Works Fin. Auth.
  Rowland Heights, 5.50%, 10/1/18
  (FSA Insured)                                          145             158

Orange County PFA, Management Systems
  5.25%, 12/1/13 (AMBAC Insured) *                       500             530

Placentia PFA, Special Tax,
  6.60%, 9/1/15                                          100             104

Pomona Unified School Dist., GO
  6.15%, 8/1/15 (MBIA Insured)                           145             168

Poway Community Fac. Dist.,
  6.75%, 8/15/15                                         225             247

San Jose Unified School Dist.,
  Capital Appreciation
  Zero Coupon, 8/1/20                                  1,000             320

Santa Ana Housing Auth.,
  Villa Del Sol Apartments
  5.65%, 11/1/21 *                                       300             320

Torrance Redev. Agency, 5.50%, 9/1/28
  (MBIA Insured)                                         500             513

Total California (Cost  $2,958)                                        3,088


COLORADO 0.5% E-470 Public Highway Auth.
               Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                             $ 2,000      $      315

Total Colorado (Cost  $275)                                              315


CONNECTICUT  0.8%

Connecticut Dev. Auth.,
  Mystic Marinelife Aquarium
  7.00%, 12/1/27                                         200             215

Mashantucket Western Pequot Tribe,
  5.75%, 9/1/27                                          300             312

Total Connecticut (Cost  $491)                                           527


DELAWARE  0.5%

Delaware Economic Dev. Auth.
  Peninsula United Methodist Homes,
  6.30%, 5/1/22                                          300             321

Total Delaware (Cost  $295)                                              321


FLORIDA  3.8%

Dade County, 4.75%, 10/1/30
  (MBIA Insured)                                       1,000             950

Jacksonville Electric Auth.,
  St. John River, 5.375%, 10/1/13                      1,000           1,064

Jacksonville, IDR,
  Beverly Enterprises, 9.75%, 10/1/11                    480             511

Total Florida (Cost  $2,486)                                           2,525


GEORGIA  4.1%

Athens-Clarke Residential Care Fac.
  for the Elderly Auth.
  Wesley Woods of Athens, 6.375%, 10/1/27                200             206

Coweta County Residential Care Fac.
  for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
  8.20%, 10/1/16                                         215             250

Fulco Hospital Auth., Catholic Health East
  5.25%, 11/15/13 (MBIA Insured)                       1,000           1,045

Georgia Housing Fin. Auth.,
  Single Family, 6.45%, 12/1/27 *                        210             226

Municipal Electric Auth. of Georgia
  Zero Coupon, 1/1/09                                  1,000             579

  5.70%, 1/1/19 (MBIA Insured)                           170             186

Rockdale County Dev. Auth.,
  Solid Waste Disposal
  Visy Paper, 7.50%, 1/1/26 *                        $   225      $      242

Total Georgia (Cost  $2,612)                                           2,734


IDAHO  0.2%

Idaho Housing Agency, Single Family
  6.60%, 7/1/27 (FHA Guaranteed) *                       100             107

Total Idaho (Cost  $100)                                                 107


ILLINOIS  7.6%

Chicago, GO, 5.50%, 1/1/18
  (AMBAC Insured)                                        250             268

Chicago - O'Hare Int'l. Airport,
  Int'l. Terminal
  7.50%, 1/1/17 (MBIA Insured) *                          85              90

Chicago Board of Ed., GO
  School Reform Board
  Zero Coupon, 12/1/15 (AMBAC Insured)                 1,000             424
  5.75%, 12/1/20 (AMBAC Insured)                         300             325

Illinois EFA, Northwest Univ.,
  5.25%, 11/1/32                                         800             839

Illinois HFA
  Community Hosp. of Ottawa,
  6.85%, 8/15/24                                         200             220

  Glen Oaks Medical Center
  7.00%, 11/15/19 (Escrowed to Maturity)                 145             169
  9.50%, 11/15/15 (Escrowed to Maturity)                  75              85

  Highland Park Hosp.
  5.75%, 10/1/17 (MBIA Insured)                          140             151

  Holy Cross Hosp., 6 70%, 3/1/14                        300             327

  Loyola Univ. Health Systems
  6.00%, 7/1/12 (MBIA Insured)                           225             255

  Riverside Health Systems,
  6.00%, 11/15/18                                        750             801

Metropolitan Pier and Exposition Auth.,
  McCormick Place
  Zero Coupon, 6/15/21 (MBIA Insured)                    400             125

Southwestern Illinois Dev. Auth.,
  Solid Waste Disposal
  Shell Oil, Wood River, VRDN
  (Currently 3.80%) *                                    700             700

Village of Carol Stream, DuPage County,
  Windsor Park Manor
  7.20%, 12/1/14                                         200             219

Total Illinois (Cost  $4,731)                                          4,998


INDIANA  1.0%

Indiana State Office Building Commission,
  Correctional Fac.
  5.50%, 7/1/20 (AMBAC Insured)                      $   500      $      525

St. Joseph County Economic Dev.,
  Madison Center
  5.50%, 2/15/21                                         150             151

Total Indiana (Cost  $620)                                               676


IOWA  1.0%

Iowa Fin. Auth., Mercy Health Systems
  5.25%, 8/15/27 (FSA Insured)                           500             504

Iowa HFA, Wesley Retirement,
  6.25%, 2/1/12                                          160             165

Total Iowa (Cost  $663)                                                  669


KENTUCKY  0.2%

Kenton County Airport Board,
  Delta Airlines, 7.50%, 2/1/20 *                        100             110

Total Kentucky (Cost  $100)                                              110


LOUISIANA  3.5%

Jefferson Sales Tax Dist.
  Capital Appreciation
  Zero Coupon, 12/1/09 (FSA Insured)                   1,000             610

  Special Sales
  Zero Coupon, 12/1/13 (FSA Insured)                   2,000             965

Saint Charles Parish, PCR, Shell Oil
  VRDN (Currently 3.80%) *                               700             700

Total Louisiana (Cost  $2,227)                                         2,275


MARYLAND  2.3%

Maryland CDA
  Single Family
  7.25%, 4/1/19 *                                        140             151
  7.375%, 4/1/26 *                                        90              93

Maryland Energy Fin. Administration
  Wheelabrator Technologies,
  6.45%, 12/1/16                                         500             551

Maryland-National Capital Park
  and Planning Commission
  Prince George's County, GO, BAN
  VRDN (Currently 3.70%)                             $   200      $      200

Northeast Maryland Waste Disposal Auth.
  Montgomery County Resources,
  6.20%, 7/1/10 *                                        500             537

Total Maryland (Cost  $1,491)                                          1,532


MASSACHUSETTS  6.7%

Massachusetts, GO,
  5.25%, 8/1/18                                        2,000           2,098

Massachusetts HEFA,
  Melrose Wakefield Healthcare
  5.375%, 7/1/05                                         350             377

Massachusetts Port Auth.,
  5.00%, 7/1/28                                        1,000             976

Massachusetts Turnpike Auth.
  Metropolitan Highway Systems
  Zero Coupon, 1/1/21 (MBIA Insured)                     750             245

Massachusetts Water Resources Auth.
  4.75%, 8/1/17 (FSA Insured)                            700             687

Total Massachusetts (Cost  $4,306)                                     4,383


MICHIGAN  1.0%

Dickinson County Economic Dev.,
  Champion Int'l
  5.85%, 10/1/18                                         200             208

Michigan Strategic Fund
 Holland Home
  5.00%, 11/15/03                                        200             199
  5.75%, 11/15/18                                        250             251

Total Michigan (Cost  $646)                                              658


MINNESOTA  0.7%

Minneapolis, GO, 4.75%, 12/1/26                          500             484

Total Minnesota (Cost  $481)                                             484


MISSISSIPPI  1.2%

Claiborne County, PCR,
  Systems Energy Resources
  7.30%, 5/1/25                                          150             158

Mississippi Business Fin.,
  Systems Energy Resources
  5.875%, 4/1/22                                     $   500      $      499

Warren County, PCR,
  Mississippi Power and Light
  7.00%, 4/1/22                                          100             110

Total Mississippi (Cost  $746)                                           767


NEBRASKA  0.4%

City of Kearney, Great Platte River Road,
  6.75%, 1/1/23                                          300             290

Total Nebraska (Cost  $293)                                              290


NEVADA  0.7%

Clark County Airport Fac.,
  McCarren Int'l. Airport
  6.00%, 7/1/17 (MBIA Insured) *                         250             271

Clark County, IDR,
  Southwest Gas, 6.50%, 12/1/33 *                        200             213

Total Nevada (Cost  $430)                                                484


NEW HAMPSHIRE  1.1%

New Hampshire HHEFA,
  Wentworth Douglass Hosp.
  5.375%, 1/1/15 (MBIA Insured)                          500             534

New Hampshire Housing Fin. Auth.,
  Single Family
  6.85%, 7/1/14 *                                        200             215

Total New Hampshire (Cost  $698)                                         749


NEW JERSEY  4.5%

New Jersey Economic Dev. Auth.,
  Evergreens, 6.00%, 10/1/17                             130             137

New Jersey EFA, Seton Hall Univ.
  5.00%, 7/1/18 (AMBAC Insured)                          250             251

New Jersey HFFA
  Irvington General Hosp.
  5.875%, 8/1/06 (FHA Guaranteed)                        170             187

  Kennedy Health, 5.00%, 7/1/12
  (MBIA Insured)                                         500             515

New Jersey Housing and Mortgage Fin. Agency
  6.35%, 10/1/27 (MBIA Insured) *                        250             269

New Jersey Sports and Exposition Auth.,
  Monmouth Park
  8.00%, 1/1/25                                          100             114

New Jersey Turnpike Auth.
  10.375%, 1/1/03 (Escrowed to Maturity)             $   670      $      761

New Jersey Wastewater Treatment Trust,
  6.375%, 4/1/11                                         200             227

Port Auth. of New York and New Jersey,
  6.50%, 10/1/01 *                                       200             212

Rutgers, The State Univ.,
  6.35%, 5/1/06                                          250             275

Total New Jersey (Cost  $2,785)                                        2,948


NEW MEXICO  0.6%

Farmington, PCR
  Public Service Co. of New Mexico
  6.30%, 12/1/16                                         200             215
  6.375%, 4/1/22                                         150             163

Total New Mexico (Cost  $350)                                            378


NEW YORK  14.4%

Dormitory Auth. of the State of New York
  Interfaith Medical Center,
  5.30%, 2/15/19                                       1,000           1,007

  North Shore Univ. Hosp.
  5.50%, 11/1/14 (MBIA Insured)                          500             542

  Nyack Hosp., 6.00%, 7/1/06                             250             274

  Presbyterian Hosp.
  4.75%, 8/1/27 (FHA Guaranteed)                       1,000             955

  Wyckoff Heights, 5.30%, 8/15/21                        500             503

Erie County Water Auth.
  Zero Coupon, 12/1/17 (AMBAC Insured)                 1,215             310

Metropolitan Transportation Auth.
  Commuter Fac., 5.00%, 7/1/05                           275             288

  Transit Fac., 4.75%, 7/1/26
  (FGIC Insured)                                         500             479

Nassau County IDA, Hofstra Univ.,
  6.80%, 1/1/11                                          290             338

New York City, GO
  VRDN (Currently 3.60%) (FGIC Insured)                  400             400
  6.25%, 8/1/09                                          350             397

New York City Municipal Water Fin. Auth.
  Water and Sewer
  5.00%, 6/15/17 (FGIC Insured)                          100             100
  5.75%, 6/15/26 (AMBAC Insured)                         500             541
  6.00%, 6/15/09                                         200             227

New York City Transitional Fin. Auth.,
  Future Tax
  4.75%, 5/1/23                                      $ 1,000      $      958

New York State Energy Research
  and Dev. Auth., PCR
  New York Electric and Gas
  6.15%, 7/1/26 (MBIA Insured) *                         200             220

New York State Environmental Fac., PCR
  State Water Revolving Fund,
  6.90%, 11/15/15                                        200             232

New York State Mortgage Agency
  Homeowner Mortgage
  6.45%, 10/1/17                                         100             108
  6.625%, 4/1/25 *                                       100             109
  7.50%, 4/1/26 *                                        250             274

New York State Urban Dev.,
  State Fac., 5.60%, 4/1/15                              150             161

New York Thruway Auth.,
  Local Highway and Bridge
  5.375%, 4/1/16 (MBIA Insured)                        1,000           1,047

Total New York (Cost  $9,081)                                          9,470


NORTH CAROLINA  2.9%

North Carolina Eastern Municipal Power Agency
  4.50%, 1/1/24 (Prerefunded 1/1/22!)                  1,000             950

North Carolina Medical Care Health,
  Duke Univ., 4.75%, 6/1/21                            1,000             949

Total North Carolina (Cost  $1,913)                                    1,899


OHIO  3.4%

Akron, Municipal Baseball Stadium, COP
  STEP, 0%-6.90%, 12/1/16                                300             287

Fairfield Economic Dev. Auth.,
  Beverly Enterprises
  8.50%, 1/1/03                                           85              92

Franklin County Health Care Fac.,
  Ohio Presbyterian
  5.35%, 7/1/09                                          500             521

Montgomery County, Grandview Hosp.
  and Medical Center
  5.40%, 12/1/09                                         200             211

Ohio Air Quality Dev. Auth., PCR,
  Cleveland Electric
  6.00%, 8/1/20                                          500             513

Ohio HFA, Residential Mortgage,
  5.75%, 9/1/28 *                                        490             508

Ohio Water Dev. Auth., PCR,
  Toledo Edison, 8.00%, 10/1/23 *                        100             114

Total Ohio (Cost  $2,117)                                              2,246


OKLAHOMA  0.2%

Tulsa Municipal Airport,
  American Airlines, 7.375%, 12/1/20 *               $   150      $      160

Total Oklahoma (Cost  $148)                                              160


PENNSYLVANIA  0.4%

Beaver County IDA, PCR,
  Cleveland Electric, 7.625%, 5/1/25                     100             113

Erie County IDA, Beverly Enterprises,
  6.625%, 5/1/02                                          85              86

Philadelphia Airport Auth.,
  6.10%, 6/15/25 (AMBAC Insured) *                        75              82

Total Pennsylvania (Cost  $267)                                          281


PUERTO RICO  0.8%

Puerto Rico Electric Power Auth.,
  4.75%, 7/1/24                                          250             239

Puerto Rico Highway and Transportation Auth.,
  5.50%, 7/1/15                                          250             270

Total Puerto Rico (Cost  $469)                                           509


SOUTH CAROLINA 3.0% Connector 2000 Assoc.
  Greenville Toll Road
  Zero Coupon, 1/1/11                                    425             198
  Zero Coupon, 1/1/12                                  1,000             474

South Carolina Public Service Auth.
  5.875%, 1/1/23 (FGIC Insured)                        1,000           1,085

  Santee Cooper, 6.25%, 1/1/22
  (AMBAC Insured)                                        200             226

Total South Carolina (Cost  $1,944)                                    1,983


SOUTH DAKOTA  1.2%

South Dakota Ed. Loans,
  Student Loan, 5.60%, 6/1/20 *                          600             611

South Dakota HDA, Homeownership,
  6.65%, 5/1/14                                          185             200

Total South Dakota (Cost  $785)                                          811


TENNESSEE  0.7%

Memphis-Shelby County Airport Auth.
  6.25%, 2/15/11 (MBIA Insured) *                        100             116

Metropolitan Gov't. of Nashville
  and Davidson Counties
  Mur-Ci Homes, 7.75%, 12/1/26                       $   200      $      210

Tennessee Housing Dev. Agency, Homeownership
  Zero Coupon, 7/1/17 *                                  445             158

Total Tennessee (Cost  $450)                                             484


TEXAS  10.2%

Alliance Airport Auth., American Airlines,
  7.50%, 12/1/29 *                                     1,000           1,072

Amarillo Health Fac. Dev.,
  Sears Panhandle Retirement
  7.75%, 8/15/26                                         200             249

Austin Utility System,
  Zero Coupon, 5/15/14                                 2,000             940

Gulf Coast Waste Disposal Auth., PCR,
  Amoco Oil Project
  VRDN (Currently 3.80%) *                               700             700

Harris County, Toll Road
  6.375%, 8/15/24 (MBIA Insured)
  (Prerefunded 8/15/04!)                                 250             286

Irving Independent School Dist., GO,
  Capital Appreciation
  Zero Coupon, 2/15/16                                   500             212

Matagorda County Navigation,
  Houston Lighting Power
  5.125%, 11/1/28 *                                    1,500           1,499

Rockwal Independent School Dist., GO,
   Capital Appreciation
  Zero Coupon, 8/15/16                                   500             198

Texas, GO, Veterans Housing Assistance,
  6.25%, 12/1/15                                          85              89

Texas Water Dev. Board,
  4.75%, 7/15/20                                       1,000             964

Tyler Health Fac. Dev.,
  Mother Frances Hosp , 5.625%, 7/1/13                   500             504

Total Texas (Cost  $6,605)                                             6,713


UTAH  4.2%

Carbon County, Solid Waste Disposal,
  Laidlaw Environmental
  7.45%, 7/1/17 (MBIA Insured) *                         200             221

Intermountain Power Agency
  5.25%, 7/1/15 (MBIA Insured)                         1,000           1,031
  5.75%, 7/1/16 (MBIA Insured)                           500             545

Salt Lake County, Kennecott/RTZ,
  Solid Waste Disposal
  VRDN (Currently 3.30%) *                             1,000           1,000

Total Utah (Cost  $2,709)                                              2,797


VIRGINIA  2.2%

Newport News Redev. and Housing Auth.,
  5.85%, 12/20/30                                    $   100      $      105

Peninsula Port Auth., Riverside Health,
  6.625%, 7/1/18                                         200             219

Pocahontas Parkway Assoc., Toll Road,
  Zero Coupon, 8/15/15                                 1,500             614

Prince William County Service Auth.,
  Water & Sewer Systems
  6.00%, 7/1/29 (FGIC Insured)                            85              90

Virginia Ed. Loan Auth., Student Loan
  5.55%, 9/1/10 (Prerefunded 3/1/06!) *                   55              60

Virginia HDA
  6.50%, 5/1/13 *                                        100             108
  6.60%, 7/1/20 *                                        250             262

Total Virginia (Cost  $1,392)                                          1,458


WASHINGTON  5.3%

Chelan County Public Utility Dist. No. 1
  5.25%, 7/1/33 (FSA Insured)                            500             498

  Columbia River-Rock Hydroelectric
  Zero Coupon, 6/1/18 (MBIA Insured)                     585             216

Tacoma, Solid Waste Utilities,
  5.50%, 12/1/17 (AMBAC Insured)                         800             844

Washington Health Care Fac. Auth.
  Virginia Mason Medical Center
  6.00%, 8/15/08 (MBIA Insured)                          400             452

Washington HFA, Sisters of Providence
  VRDN (Currently 3.70%)                               1,000           1,000

Washington Public Power Supply System,
  Nuclear Project
  5.50%, 7/1/17                                          500             503

Total Washington (Cost  $3,412)                                        3,513


WEST VIRGINIA  2.4%

West Virginia Building Commission
  5.375%, 7/1/18 (AMBAC Insured)                         500             529

  Regional Jail, 5.375%, 7/1/21
  (AMBAC Insured)                                      1,000           1,059

Total West Virginia (Cost  $1,576)                                     1,588


WISCONSIN  3.0%

Oconto Falls CDA, Oconto Falls Tissue,
  7.75%, 12/1/22 *                                   $   200      $      215

Wisconsin HEFA
 Childrens Hospital of Wisconsin
  5.625%, 2/15/15 (AMBAC Insured)                        500             542

  National Regency of New Berlin,
  8.00%, 8/15/25                                         200             227

  Sinai Samaritan Medical Center
  5.875%, 8/15/26 (MBIA Insured)                         200             216

  Waukesha Memorial Hosp.
  5.25%, 8/15/19 (AMBAC Insured)                         300             303

Wisconsin Housing and Economic Dev. Auth.
  Homeownership
  6.20%, 3/1/27 *                                        200             212
  6.45%, 9/1/27 *                                        250             270

Total Wisconsin (Cost  $1,836)                                         1,985


WYOMING  1.3%

Lincoln County, PCR
  Exxon
  VRDN (Currently 3.40%) *                               540             540
  VRDN (Currently 3.80%) *                               100             100

Wyoming CDA, 5.85%, 6/1/28 *                             200             208

Total Wyoming (Cost  $840)                                               848


Total Investments in Securities
104.6% of Net Assets (Cost  $66,464)                              $   68,963

Other Assets Less Liabilities                                         (3,005)

NET ASSETS                                                        $   65,958
                                                                  ----------

Net Assets Consist of:
Accumulated net investment income -
net of distributions                                              $        1

Accumulated net realized gain/loss -
net of distributions                                                     211

Net unrealized gain (loss)                                             2,499

Paid-in-capital applicable to 6,115,717 shares
of $0.0001 par value capital stock outstanding;
2,000,000,000 shares of the Corporation
authorized                                                            63,247

NET ASSETS                                                        $   65,958
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    10.79
                                                                  ----------

    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
 HFFA  Health Facility Financing Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Pblic Facility Authority
 STEP Stepped Coupon note for which the interest rate will adjust on specified future date
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands                               Money   Intermediate         Income
                                          Market           Fund           Fund

                                            Year           Year           Year
                                           Ended          Ended          Ended
                                        10/31/98       10/31/98       10/31/98

Investment Income

Interest income                        $   5,685      $   3,187      $   2,629

Expenses

Investment management
and administrative                           695            318            247

Net investment income                      4,990          2,869          2,382

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                   5            118            291
  Futures                                   --               (8)           (22)

  Net realized gain (loss)                     5            110            269

Change in net unrealized gain or loss
  Securities                                --            1,250          1,035
  Futures                                   --                9           --

  Change in net unrealized gain or loss     --            1,259          1,035

Net realized and unrealized gain (loss)        5          1,369          1,304

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                 $   4,995      $   4,238      $   3,686
                                       ---------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands       Money market Fund     Intermediate Fund          Income Fund

                        Year                Year                Year
                       Ended               Ended               Ended
                    10/31/98  10/31/97  10/31/98  10/31/97  10/31/98  10/31/97

Increase (Decrease) in Net Assets

Operations
  Net investment
  income              $4,990    $3,825    $2,869    $1,726    $2,382    $1,110

  Net realized
  gain (loss)              5         -       110       330       269       152

  Change in net
  unrealized
  gain or loss             -         -     1,259       780     1,035       884

  Increase (decrease)
  in net assets from
  operations           4,995     3,825     4,238     2,836     3,686     2,146

Distributions to shareholders
  Net investment
  income              (4,990)   (3,825)   (2,869)   (1,726)   (2,382)   (1,110)

  Net realized gain        -         -      (196)        -         -         -

  Decrease in
  net assets from
  distributions       (4,990)    (3,825)   (3,065)   (1,726)  (2,382)   (1,110)

Capital share
transactions*
  Shares sold        185,986    166,033    41,899    23,381   50,158    17,972

  Distributions
  reinvested           4,737      3,552     2,005     1,184    1,568       581

  Shares redeemed   (160,361)  (125,292)  (16,055)   (7,944) (16,174)   (6,396)

  Increase (decrease)
  in net assets from
  capital share
  transactions        30,362     44,293    27,849    16,621   35,552    12,157

Net Assets

Increase (decrease)
during period         30,367     44,293    29,022    17,731   36,856    13,193

Beginning of
period               140,557     96,264    46,906    29,175   29,102    15,909

End of period       $170,924   $140,557   $75,928   $46,906  $65,958   $29,102
                    ----------------------------------------------------------

*Share information
  Shares sold        185,986    166,033     3,958     2,265    4,699     1,766

  Distributions
  reinvested           4,737      3,552       189       115      147       57

  Shares redeemed   (160,361)  (125,292)   (1,517)     (770)  (1,517)    (631)

  Increase
  (decrease)
  in shares
  outstanding         30,362     44,293     2,630      1,610   3,329    1,192

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
                                                               October 31, 1998

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Summit Municipal Money Market Fund (the Money Market Fund), the Summit Municipal Intermediate Fund (the Intermediate
Fund), and the Summit Municipal Income Fund (the Income Fund), diversified, open-end management investment companies, are the three portfolios established by the corporation and commenced operations on October 29, 1993.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Market Fund, investments in securities originally issued with maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Intermediate and Income Funds with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Money Market Fund are valued at amortized cost. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by each fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At October 31, 1998, the Income Fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts At October 31, 1998, the Intermediate Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term securities, for the year ended October 31, 1998, were as follows:

--------------------------------------------------------------------------------
                                                  Intermediate         Income
                                                          Fund           Fund

Purchases                                          $40,454,000    $56,128,000
Sales                                               13,487,000     23,046,000


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Capital loss carryforwards utilized by Income Fund in 1998 amounted to $31,000.

At October 31, 1998, the aggregate costs of investments for the Money Market, Intermediate, and Income Funds for federal income tax purposes was substantially the same as for financial reporting and totaled $169,837,000, $73,329,000, and $66,464,000, respectively. For the Money Market Fund, amortized cost is equivalent to value. For the Intermediate and Income Funds, net unrealized gain
(loss) on investments was as follows:

--------------------------------------------------------------------------------
                                                  Intermediate         Income
                                                          Fund           Fund

Appreciated investments                             $2,881,000     $2,596,000
Depreciated investments                                (57,000)       (97,000)

Net unrealized gain (loss)                          $2,824,000     $2,499,000
                                                    -------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $81,000, $42,000, and $40,000 were payable at October 31, 1998, by the Money Market, Intermediate, and Income Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Money Market Fund and 0.50% of average daily net assets for the Intermediate and Income Funds. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price
Summit Municipal Funds, Inc. and Shareholders of
Summit Municipal Money Market Fund,
Summit Municipal Intermediate Fund, and
Summit Municipal Income Fund

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, and Summit Municipal Income Fund (comprising T. Rowe Price Summit Municipal Funds, Inc., hereafter referred to as the "Funds") at October 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 18, 1998


Tax Information (Unaudited) for the Tax Year Ended 10/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Intermediate Fund's distributions to shareholders included:

--  $52,000 from short-term capital gains,

-- $143,000 from long-term capital gains; of which $53,000 was subject to the 20% rate gains category and $90,000 to the 28% rate gains category,

--  $2,765,000 which qualified as exempt-interest dividends.

The Money Market and Income Funds' dividend income included $4,949,000 and $2,254,000, respectively, which qualified as exempt-interest dividends.


For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(registered trademark):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Summit Municipal Funds.

Investor Centers:

101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

Invest With Confidence(registered trademark)
T. Rowe Price

T. Rowe Price Investment Services, Inc., Distributor.        C09-050  10/31/98